VictoryShares Core Intermediate Bond ETF Average Annual Total Returns	12 Months Ended	51 Months Ended	60 Months Ended	98 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.10%)	(0.36%)	1.76%
VictoryShares USAA Core Intermediate-Term Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	7.39%		0.25%	2.40%	[1]
VictoryShares USAA Core Intermediate-Term Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.62%		(0.99%)	1.15%	[1]
VictoryShares USAA Core Intermediate-Term Bond ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.34%		(0.35%)	1.30%	[1]

[1]	Inception date of the Fund is October 24, 2017.